Related parties - Prescribed Officers' remuneration and benefits (Details) - ZAR (R) R in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties
Percentage of vested LTIs and accrued dividends released in 2026	50.00%
Percentage of vested LTIs and accrued dividends released in 2028	50.00%
Remaining percentage of awards vested, for which full amount is disclosed in total earned remuneration	50.00%
RLTI and RE
Disclosure of transactions between related parties
Corporate performance target achieved, percentage	100.00%
Prescribed Officers
Disclosure of transactions between related parties
Total annual remuneration			R 97,200
Percentage of Group STI achievement	80.00%
Percentage of Individual Performance Achievement	20.00%
V Bester
Disclosure of transactions between related parties
Salary	R 7,156	R 6,044
Risk and Retirement funding	1,086	920
Healthcare	130	121
Other benefits	112	100
Total salary and benefits	8,484	7,185
Annual short-term incentive	6,578	3,549
Long-term incentive gains	2,110	119
Total annual remuneration	17,172	10,853
AGM Gerber
Disclosure of transactions between related parties
Salary	10,186	9,375
Risk and Retirement funding	796	873
Vehicle benefit	146	308
Healthcare	115	104
Other benefits	41	217
Total salary and benefits	11,284	10,877
Annual short-term incentive	7,389	4,867
Total annual remuneration	18,673	15,744
C Herrmann
Disclosure of transactions between related parties
Salary	8,118	7,969
Risk and Retirement funding	645	595
Vehicle benefit	248	252
Healthcare	230	224
Other benefits	3,772	2,634
Total salary and benefits	13,013	11,674
Annual short-term incentive	5,355	3,894
Long-term incentive gains	3,824	637
Total annual remuneration	22,192	16,205
AT Makgala
Disclosure of transactions between related parties
Salary	4,433
Risk and Retirement funding	762
Healthcare	55
Other benefits	11,352
Total salary and benefits	16,602
Annual short-term incentive	3,550
Total annual remuneration	20,152
Staggered buy-out arrangement in respect of incentives forfeited, included in other benefits	5,400
Relocation expenses, included in other benefits	400
Non-taxable payment to previous employer with respect to work-back agreement, included in other benefits	5,400
CK Mokoena
Disclosure of transactions between related parties
Salary	1,821	6,915
Risk and Retirement funding		327
Healthcare	45	174
Other benefits	10	72
Total salary and benefits	1,876	7,488
Annual short-term incentive	3,503	3,637
Long-term incentive gains	7,168	2,931
Total annual remuneration	12,547	14,056
SD Pillay
Disclosure of transactions between related parties
Salary	6,011	5,039
Risk and Retirement funding	939	795
Vehicle benefit	150	150
Healthcare	130	121
Other benefits	61	11
Total salary and benefits	7,291	6,116
Annual short-term incentive	5,190	3,072
Long-term incentive gains	503	947
Total annual remuneration	12,984	10,135
S Siyaya
Disclosure of transactions between related parties
Salary	4,598
Risk and Retirement funding	536
Healthcare	158
Other benefits	11
Total salary and benefits	5,303
Annual short-term incentive	3,374
Long-term incentive gains	2,642
Total annual remuneration	11,319
H Wenhold
Disclosure of transactions between related parties
Salary	1,192	6,288
Risk and Retirement funding		824
Healthcare	21	121
Other benefits	5	34
Total salary and benefits	1,218	7,267
Annual short-term incentive	4,369	3,439
Long-term incentive gains	6,917	671
Total annual remuneration	R 12,504	R 11,377
Performance GEC
Disclosure of transactions between related parties
Corporate performance target achieved, percentage	72.00%
SVP
Disclosure of transactions between related parties
Corporate performance target achieved, percentage	80.40%